Shareholder Report, Line Graph (Details) LMF5100_Western Asset Municipal High Income Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,182,718	$ 1,203,674	$ 1,126,418	$ 1,118,961	$ 1,213,459	$ 1,121,653	$ 1,094,373	$ 1,030,391	$ 1,005,448	$ 1,000,000	$ 1,270,524
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	$ 1,152,226	$ 1,152,257	$ 1,110,684	$ 1,100,466	$ 1,182,379	$ 1,144,719	$ 1,086,501	$ 1,012,527	$ 1,002,565	$ 1,000,000	$ 1,212,892